Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

Period	June 30, 2022
Not later than one year	210,210
Later than one year and not later than two years	85,578
Later than two years and not later than three years	51,707
Later than three years and not later than four years	45,189
Total	$392,684